Earnings/(loss) per share	6 Months Ended
Jun. 30, 2025
Earnings/(loss) per share
Earnings/(loss) per share

9Earnings/(loss) per share

Basic earnings per share is calculated by dividing the profit or loss for the period by the weighted average number of ordinary shares in issue during the period.

Diluted earnings per share is calculated by adjusting the profit or loss for the period and the weighted average number of ordinary shares in issue during the period to assume the conversion of all dilutive potential ordinary shares.

The Company has one category of dilutive potential ordinary shares, being those issuable upon conversion of the Convertible Senior Secured Notes, which for the purposes of diluted earnings per share, have been assumed to be issued at the beginning of the period.

On September 20, 2024, the implementation of a reverse stock split at a ratio of one-for-ten shares became effective. The reverse stock split resulted in a proportional decrease in the number of authorized ordinary shares, and a proportional increase in the par value of such ordinary shares, in each case in accordance with the reverse stock split ratio. All share and per share amounts in these condensed consolidated financial statements and related notes hereto have been retrospectively adjusted to account for the effect of the reverse stock split.

9Earnings/(loss) per share (continued)

The calculation of earnings/(loss) per share is based on the following data:

	3 months ended June 30,		6 months ended June 30,
	2025	2024	2025	2024
	£ 000	£ 000	£ 000	£ 000
Net profit/(loss) for the period for basic earnings per share	(144,763)	11,740	250,962	(17,121)
Adjustment for calculation of diluted earnings per share:
Fair value movements on financial liabilities at fair value through profit and loss	—	—	(258,719)	—
In-kind interest on financial liabilities at fair value through profit and loss	—	—	5,782	—
Net loss for the period for diluted earnings per share	(144,763)	11,740	(1,975)	(17,121)

	No. of shares	No. of shares	No. of shares	No. of shares
Weighted average issued shares for basic earnings per share	82,319,241	19,297,390	80,090,993	19,233,930
Adjustment for calculation of diluted earnings per share upon conversion of:	—	—
Financial liabilities at fair value through profit and loss	—	—	37,376,218	—
Weighted average issued shares for diluted earnings per share	82,319,241	19,297,390	117,467,211	19,233,930

	£	£	£	£
Basic earnings/(loss) per share	(1.76)	0.61	3.13	(0.89)
Diluted earnings/(loss) per share	(1.76)	0.61	(0.02)	(0.89)

For the six months ended June 30, 2025, and three months ended June 30, 2024, potential ordinary shares have been treated as dilutive, as their inclusion in the diluted earnings per share calculation decreases earnings per share. For the three months ended June 30, 2025, and six months ended June 30, 2024, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share and hence have been excluded.